3. Acquisition of subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
3. Acquisition of subsidiaries

3. Acquisition of Subsidiaries

On July 5, 2021, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) to acquire 100% of Bookmakers Company US LLC, a Nevada limited liability company doing business as U.S. Bookmaking (“USB”), from its members (the “Sellers”). On July 15, 2021 the Company consummated the acquisition of USB and in terms of the Purchase Agreement the Company acquired 100% of USB, from its members (the “Sellers”) and USB became a wholly owned subsidiary of the Company.

USB is a provider of sports wagering services such as design and consulting, turn-key sports wagering solutions, and risk management.

Pursuant to the terms of the Purchase Agreement, the consideration paid for all of the equity of USB was $6 million in cash plus the issuance of 1,265,823 shares of the Company’s common stock with a market value of $4,544,304 on the date of acquisition.

The Sellers will have an opportunity to receive up to an additional $38,000,000 (undiscounted) plus a potential undiscounted premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash. The fair value of the contingent purchase consideration of $24,716,957 was estimated by applying the income approach, which uses significant assumptions (Level 3 assumptions) which are not readily available in the market.

The goodwill of $27,024,383 arising at the time of acquisition consists largely of the reputation and knowledge of USB in the sports betting market in the US markets which should facilitate the Company’s penetration into the U.S. market. All of the goodwill was assigned to the Betting platform software and services segment.

None of the goodwill is expected to be deducted for income tax purposes.

In terms of the agreement, the purchase price was allocated to the fair market value of tangible and intangible assets acquired and liabilities assumed as follows:

Amount
Consideration
Cash	$6,000,000
1,265,823 shares of common stock at fair market value	4,544,304
Contingent purchase consideration	24,716,957
Total purchase consideration	$35,261,261
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$26,161
Other current assets	151,284
Property and equipment	788
Other non-current assets	4,000
Tradenames/Trademarks	1,419,000
Customer relationships	7,275,000
Non-compete agreements	2,096,000
$10,972,233
Less: liabilities assumed
Current liabilities assumed	$(264,135)
Non-current liabilities assumed	(205,320)
Imputed Deferred taxation on identifiable intangible acquired	(2,265,900)
$(2,735,355)
Net identifiable assets acquired and liabilities assumed	8,236,878
Goodwill	27,024,383
$35,261,261

The amount of revenue and earnings included in the Company’s consolidated statement of operations and comprehensive income (loss) for the six months ended June 30, 2022 and the revenue and earnings of the combined entity had the acquisition date been January 1, 2021.

	Revenue	Earnings

Actual for the six months ended June 30, 2022	$555,581	$(735,291)

2021 Supplemental pro forma from January 1, 2021 to June 30, 2021	$26,092,054	$(4,380,937)

3. Acquisition of subsidiaries

On July 5, 2021, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) to acquire 100% of Bookmakers Company US LLC, a Nevada limited liability company doing business as U.S. Bookmaking (“USB”), from its members (the “Sellers”). On July 15, 2021 the Company consummated the acquisition of USB and in terms of the Purchase Agreement the Company acquired 100% of USB, from its members (the “Sellers”) and USB became a wholly owned subsidiary of the Company.

USB is a provider of sports wagering services such as design and consulting, turn-key sports wagering solutions, and risk management.

Pursuant to the terms of the Purchase Agreement, the consideration paid for all of the equity of USB was $6 million in cash plus the issuance of 1,265,823 shares of the Company’s common stock with a market value of $4,544,304 on the date of acquisition.

The Sellers will have an opportunity to receive up to an additional $38,000,000 (undiscounted) plus a potential undiscounted premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash. The fair value of the contingent purchase consideration of $24,716,957 was estimated by applying the income approach, which uses significant assumptions (Level 3 assumptions) which are not readily available in the market.

The goodwill of $27,024,383 arising on consolidation consists largely of the reputation and knowledge of USB in the sports betting market in the US markets which should facilitate the Company’s penetration into the U.S. market.

None of the goodwill is expected to be deducted for income tax purposes.

In terms of the agreement, the purchase price was allocated to the fair market value of tangible and intangible assets acquired and liabilities assumed as follows:

Amount
Consideration
Cash	$6,000,000
1,265,823 shares of common stock at fair market value	4,554,304
Contingent purchase consideration	24,716,957
Total purchase consideration	$35,261,261
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	26,161
Other Current assets	$151,284
Property and equipment	788
Other non-current assets	4,000
Tradenames/Trademarks	1,419,000
Customer relationships	7,275,000
Non-compete agreements	2,096,000
$10,972,233
Less: liabilities assumed
Current liabilities assumed	$(264,135)
Non-current liabilities assumed	(205,320)
Imputed Deferred taxation on identifiable intangible acquired	(2,265,900)
$(2,735,355)
Net identifiable assets acquired and liabilities assumed	8,236,878
Goodwill	27,024,383
Total purchase consideration	$35,261,261

The amount of revenue and earnings included in the Company’s consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2021 and the revenue and earnings of the combined entity had the acquisition date been January 1, 2020.

	Revenue	Earnings

Actual from July 15, 2021 to December 31, 2021	$363,030	$(398,279)

2021 Supplemental pro forma from January 1, 2021 to December 31, 2021	$45,957,894	$(15,887,232)

2020 Supplemental pro forma from January 1, 2020 to December 31, 2020	$37,607,873	$(11,491,873)

The 2021 Supplemental pro forma information was adjusted to exclude $125,479 of non-recurring acquisition costs, in addition, the 2021 and 2020 supplemental pro forma information was adjusted to account for amortization of intangibles on acquisition of $579,519 and $1,070,067, respectively.

3. Acquisition of Subsidiaries

3. Acquisition of Subsidiaries

On July 5, 2021, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) to acquire 100% of Bookmakers Company US LLC, a Nevada limited liability company doing business as U.S. Bookmaking (“USB”), from its members (the “Sellers”). On July 15, 2021 the Company consummated the acquisition of USB and in terms of the Purchase Agreement the Company acquired 100% of USB, from its members (the “Sellers”) and USB became a wholly owned subsidiary of the Company.

USB is a provider of sports wagering services such as design and consulting, turn-key sports wagering solutions, and risk management.

Pursuant to the terms of the Purchase Agreement, the consideration paid for all of the equity of USB was $6 million in cash plus the issuance of 1,265,823 shares of the Company’s common stock with a market value of $4,544,304 on the date of acquisition.

The Sellers will have an opportunity to receive up to an additional $38,000,000 (undiscounted) plus a potential undiscounted premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash. The fair value of the contingent purchase consideration of $24,716,957 was estimated by applying the income approach, which uses significant assumptions (Level 3 assumptions) which are not readily available in the market.

The goodwill of $27,024,383 arising at the time of acquisition consists largely of the reputation and knowledge of USB in the sports betting market in the US markets which should facilitate the Company’s penetration into the U.S. market. All of the goodwill was assigned to the Betting platform software and services segment.

None of the goodwill is expected to be deducted for income tax purposes.

In terms of the agreement, the purchase price was allocated to the fair market value of tangible and intangible assets acquired and liabilities assumed as follows:

Amount
Consideration
Cash	$6,000,000
1,265,823 shares of common stock at fair market value	4,544,304
Contingent purchase consideration	24,716,957
Total purchase consideration	$35,261,261
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$26,161
Other current assets	151,284
Property and equipment	788
Other non-current assets	4,000
Tradenames/Trademarks	1,419,000
Customer relationships	7,275,000
Non-compete agreements	2,096,000
$10,972,233
Less: liabilities assumed
Current liabilities assumed	$(264,135)
Non-current liabilities assumed	(205,320)
Imputed Deferred taxation on identifiable intangible acquired	(2,265,900)
$(2,735,355)
Net identifiable assets acquired and liabilities assumed	8,236,878
Goodwill	27,024,383
$35,261,261

The amount of revenue and earnings included in the Company’s consolidated statement of operations and comprehensive income (loss) for the six months ended June 30, 2022 and the revenue and earnings of the combined entity had the acquisition date been January 1, 2021.

	Revenue	Earnings

Actual for the six months ended June 30, 2022	$555,581	$(735,291)

2021 Supplemental pro forma from January 1, 2021 to June 30, 2021	$26,092,054	$(4,380,937)

3. Acquisition of subsidiaries

On July 5, 2021, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) to acquire 100% of Bookmakers Company US LLC, a Nevada limited liability company doing business as U.S. Bookmaking (“USB”), from its members (the “Sellers”). On July 15, 2021 the Company consummated the acquisition of USB and in terms of the Purchase Agreement the Company acquired 100% of USB, from its members (the “Sellers”) and USB became a wholly owned subsidiary of the Company.

USB is a provider of sports wagering services such as design and consulting, turn-key sports wagering solutions, and risk management.

Pursuant to the terms of the Purchase Agreement, the consideration paid for all of the equity of USB was $6 million in cash plus the issuance of 1,265,823 shares of the Company’s common stock with a market value of $4,544,304 on the date of acquisition.

The Sellers will have an opportunity to receive up to an additional $38,000,000 (undiscounted) plus a potential undiscounted premium of 10% (or $3,800,000) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash. The fair value of the contingent purchase consideration of $24,716,957 was estimated by applying the income approach, which uses significant assumptions (Level 3 assumptions) which are not readily available in the market.

The goodwill of $27,024,383 arising on consolidation consists largely of the reputation and knowledge of USB in the sports betting market in the US markets which should facilitate the Company’s penetration into the U.S. market.

None of the goodwill is expected to be deducted for income tax purposes.

In terms of the agreement, the purchase price was allocated to the fair market value of tangible and intangible assets acquired and liabilities assumed as follows:

Amount
Consideration
Cash	$6,000,000
1,265,823 shares of common stock at fair market value	4,554,304
Contingent purchase consideration	24,716,957
Total purchase consideration	$35,261,261
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	26,161
Other Current assets	$151,284
Property and equipment	788
Other non-current assets	4,000
Tradenames/Trademarks	1,419,000
Customer relationships	7,275,000
Non-compete agreements	2,096,000
$10,972,233
Less: liabilities assumed
Current liabilities assumed	$(264,135)
Non-current liabilities assumed	(205,320)
Imputed Deferred taxation on identifiable intangible acquired	(2,265,900)
$(2,735,355)
Net identifiable assets acquired and liabilities assumed	8,236,878
Goodwill	27,024,383
Total purchase consideration	$35,261,261

The amount of revenue and earnings included in the Company’s consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2021 and the revenue and earnings of the combined entity had the acquisition date been January 1, 2020.

	Revenue	Earnings

Actual from July 15, 2021 to December 31, 2021	$363,030	$(398,279)

2021 Supplemental pro forma from January 1, 2021 to December 31, 2021	$45,957,894	$(15,887,232)

2020 Supplemental pro forma from January 1, 2020 to December 31, 2020	$37,607,873	$(11,491,873)

The 2021 Supplemental pro forma information was adjusted to exclude $125,479 of non-recurring acquisition costs, in addition, the 2021 and 2020 supplemental pro forma information was adjusted to account for amortization of intangibles on acquisition of $579,519 and $1,070,067, respectively.